United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  09/30/2011

Date of Reporting Period:  Quarter ended 06/30/2011

Item 1.                      Schedule of Investments

Federated Clover Small Value Fund

Portfolio of Investments

June 30, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 96.6%
		Consumer Discretionary – 10.5%
98,455	[1]	Asbury Automotive Group, Inc.	1,824,371
136,650		bebe stores, Inc.	834,932
96,167	[1]	Build-A-Bear Workshop, Inc.	626,047
132,110		Cooper Tire & Rubber Co.	2,614,457
25,100		Dillards, Inc., Class A	1,308,714
88,975		Finish Line, Inc., Class A	1,904,065
248,575		Hot Topic, Inc.	1,849,398
60,525	[1]	JAKKS Pacific, Inc.	1,114,265
125,575	[1]	K-Swiss, Inc., Class A	1,334,862
113,875	[1]	La-Z Boy Chair Co.	1,123,946
79,775		RadioShack Corp.	1,061,805
65,625		Rent-A-Center, Inc.	2,005,500
98,535		Service Corp. International	1,150,889
131,225		Spartan Motors, Inc.	708,615
39,685	[1]	Tenneco Automotive, Inc.	1,748,918
37,075	[1]	Timberland Co., Class A	1,593,113
317,295	[1]	Wet Seal, Inc., Class A	1,418,309
153,000		World Wrestling Entertainment, Inc.	1,458,090
		TOTAL	25,680,296
		Consumer Staples – 2.3%
243,675	[1]	Alliance One International, Inc.	787,070
41,770		Spartan Stores, Inc.	815,768
117,775	[1]	The Pantry, Inc.	2,212,993
35,005	[1]	TreeHouse Foods, Inc.	1,911,623
		TOTAL	5,727,454
		Energy – 8.7%
38,100		Berry Petroleum Co., Class A	2,024,253
21,325	[1]	Dresser-Rand Group, Inc.	1,146,219
76,275	[1]	Energy XXI (Bermuda) Ltd.	2,533,855
26,725		Frontier Oil Corp.	863,485
32,230		Gulf Island Fabrication, Inc.	1,040,384
141,675	[1]	Key Energy Services, Inc.	2,550,150
27,025	[1]	Oil States International, Inc.	2,159,568
27,250	[1]	Rosetta Resources, Inc.	1,404,465
181,625	[1]	Sandridge Energy, Inc.	1,936,122
42,425		Southern Union Co.	1,703,364
59,700	[1]	Stone Energy Corp.	1,814,283
103,325	[1]	Tesco Corp.	2,005,538
		TOTAL	21,181,686
		Financials – 32.5%
93,775		Alterra Capital Holdings Ltd.	2,091,182
58,615		American Campus Communities, Inc.	2,082,005
44,800		American Capital Agency Corp.	1,304,128
133,350	[1]	American Capital Ltd.	1,324,166
81,750		Apollo Investment Corp.	834,668
91,008		Argo Group International Holdings Ltd.	2,704,758
142,950		Brookline Bancorp, Inc.	1,325,147
1

Shares			Value
192,325	[1]	CNO Financial Group, Inc.	1,521,291
18,925		Cash America International, Inc.	1,095,190
40,475		City Holding Co.	1,336,889
50,100		Delphi Financial Group, Inc., Class A	1,463,421
82,145		Dime Community Bancorp, Inc.	1,194,388
52,950		DuPont Fabros Technology, Inc.	1,334,340
90,070	[1]	E*Trade Group, Inc.	1,242,966
68,650		East West Bancorp, Inc.	1,387,416
57,800		Employers Holdings, Inc.	969,306
182,395		FNB Corp. (PA)	1,887,788
118,000		First Niagara Financial Group, Inc.	1,557,600
123,750		First Potomac Realty Trust	1,894,612
107,044		FirstMerit Corp.	1,767,296
150,040		Flushing Financial Corp.	1,950,520
197,225		Hersha Hospitality Trust	1,098,543
21,680		Iberiabank Corp.	1,249,635
65,930		Independent Bank Corp.- Massachusetts	1,730,662
175,700	[1]	Knight Capital Group, Inc., Class A	1,936,214
79,495		LTC Properties, Inc.	2,211,551
25,625		Lazard Ltd., Class A	950,688
186,200		Lexington Realty Trust	1,700,006
297,860		MFA Mortgage Investments, Inc.	2,394,794
93,430	[1]	MGIC Investment Corp.	555,909
164,245		Maiden Holdings Ltd.	1,494,629
216,935		National Penn Bancshares, Inc.	1,720,295
77,700		National Retail Properties, Inc.	1,904,427
100,975		Northwest Bancshares, Inc.	1,270,266
161,375		Old National Bancorp	1,742,850
74,100	[1]	PHH Corp.	1,520,532
19,175	[1]	Piper Jaffray Cos., Inc.	552,432
51,660		Platinum Underwriters Holdings Ltd.	1,717,178
34,725	[1]	ProAssurance Corp.	2,430,750
34,325		Prosperity Bancshares, Inc.	1,504,121
16,000	[1]	SVB Financial Group	955,360
87,200		Starwood Property Trust, Inc.	1,788,472
240,400	[1]	Summit Hotel Properties, Inc.	2,728,540
60,560		Sun Communities, Inc.	2,259,494
112,850	[1]	Sunstone Hotel Investors, Inc.	1,046,120
185,575		Susquehanna Bankshares, Inc.	1,484,600
73,255		Trustmark Corp.	1,714,900
225,800		Umpqua Holdings Corp.	2,612,506
103,445		Washington Federal, Inc.	1,699,601
59,900		Webster Financial Corp. Waterbury	1,259,098
		TOTAL	79,503,250
		Health Care – 5.9%
28,375	[1]	Alere, Inc.	1,039,093
78,075	[1]	Alkermes, Inc.	1,452,195
17,950	[1]	Amerigroup Corp.	1,264,936
12,900	[1]	Covance, Inc.	765,873
41,900	[1]	Coventry Health Care, Inc.	1,528,093
33,000	[1]	Healthspring, Inc.	1,521,630
2

Shares			Value
57,300	[1]	ICON PLC, ADR	1,349,988
26,980	[1]	Magellan Health Services, Inc.	1,476,885
36,400		Medicis Pharmaceutical Corp., Class A	1,389,388
40,812	[1]	Merit Medical Systems, Inc.	733,392
26,655	[1]	Par Pharmaceutical Cos., Inc.	879,082
54,240	[1]	ViroPharma, Inc.	1,003,440
		TOTAL	14,403,995
		Industrials – 14.6%
195,475	[1]	Air Transport Services Group, Inc.	1,339,004
39,430		Ampco-Pittsburgh Corp.	924,634
78,870		Barnes Group, Inc.	1,956,765
63,130	[1]	Ceradyne, Inc.	2,461,439
35,910		Curtiss Wright Corp.	1,162,407
68,810		Deluxe Corp.	1,700,295
52,875		Ducommun, Inc.	1,087,639
234,450	[1]	Eagle Bulk Shipping, Inc.	581,436
39,535	[1]	EnPro Industries, Inc.	1,900,447
16,210	[1]	Esterline Technologies Corp.	1,238,444
22,875	[1]	Exponent, Inc.	995,291
51,850		Freightcar America, Inc.	1,313,879
55,700	[1]	GrafTech International Ltd.	1,129,039
54,550	[1]	Hub Group, Inc.	2,054,353
60,800	[1]	Interline Brands, Inc.	1,116,896
158,525	[1]	Jet Blue Airways Corp.	967,002
95,214	[1]	KForce Com, Inc.	1,245,399
75,750		Knight Transportation, Inc.	1,286,992
179,775	[1]	Kratos Defense & Security Solutions	2,186,064
125,355	[1]	Pike Electric Corp.	1,108,138
86,050	[1]	RailAmerica, Inc.	1,290,750
46,665	[1]	School Specialty, Inc.	671,509
119,475		Seaspan Corp.	1,745,530
24,500	[1]	Thomas & Betts Corp.	1,319,325
69,225		Tredegar Industries, Inc.	1,270,279
16,640		Triumph Group, Inc.	1,657,011
		TOTAL	35,709,967
		Information Technology – 8.4%
20,275	[1]	Anixter International, Inc.	1,324,768
48,265		Black Box Corp.	1,509,247
42,685	[1]	CSG Systems International, Inc.	788,819
65,395		CTS Corp.	632,370
89,350	[1]	Fairchild Semiconductor International, Inc., Class A	1,493,038
76,086	[1]	Finisar Corp.	1,371,831
100,745	[1]	Insight Enterprises, Inc.	1,784,194
68,825		Intersil Holding Corp.	884,401
50,185	[1]	j2 Global Communications, Inc.	1,416,723
26,525		MTS Systems Corp.	1,109,541
35,875	[1]	Multi-Fineline Electronix, Inc.	775,259
93,575	[1]	Oclaro, Inc.	628,824
159,950		Pulse Electronics Corp.	706,979
114,510	[1]	Symmetricom, Inc.	667,593
94,750	[1]	Take-Two Interactive Software, Inc.	1,447,780
3

Shares			Value
85,525	[1]	Tessera Technologies, Inc.	1,465,898
35,550	[1]	Verint Systems, Inc.	1,316,772
31,050	[1]	ViaSat, Inc.	1,343,533
		TOTAL	20,667,570
		Materials – 6.9%
99,850	[1]	Calgon Carbon Corp.	1,697,450
49,800	[1]	Georgia Gulf Corp.	1,202,172
89,150	[1]	Globe Specialty Metals, Inc.	1,998,743
92,775	[1]	Hecla Mining Co.	713,440
62,025	[1]	Kapstone Paper and Packaging Corp.	1,027,754
34,750		Koppers Holdings, Inc.	1,318,067
40,420	[1]	Materion Corp	1,494,327
19,675		Minerals Technologies, Inc.	1,304,256
27,359	[1]	Molycorp, Inc.	1,670,541
153,435		Myers Industries, Inc.	1,577,312
31,555	[1]	OM Group, Inc.	1,282,395
173,100	[1]	Thompson Creek Metals Co., Inc.	1,727,538
		TOTAL	17,013,995
		Utilities – 6.8%
35,965		AGL Resources, Inc.	1,464,135
85,925		Avista Corp.	2,207,413
89,350		El Paso Electric Co.	2,886,005
46,100		Idacorp, Inc.	1,820,950
22,947		MGE Energy, Inc.	930,042
128,425		Portland General Electric Co.	3,246,584
127,075		TECO Energy, Inc.	2,400,447
55,175		UGI Corp.	1,759,531
		TOTAL	16,715,107
		TOTAL COMMON STOCKS (IDENTIFIED COST $207,643,820)	236,603,320
		MUTUAL FUND – 3.1%
7,607,472	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.12% (AT NET ASSET VALUE)	7,607,472
		TOTAL INVESTMENTS — 99.7% (IDENTIFIED COST $215,251,292)[4]	244,210,792
		OTHER ASSETS AND LIABILITIES - NET — 0.3%[5]	733,244
		TOTAL NET ASSETS — 100%	$244,944,036
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At June 30, 2011, the cost of investments for federal tax purposes was $215,251,292. The net unrealized appreciation of investments for federal tax purposes was $28,959,500. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $35,596,331 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,636,831.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
4

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt
5

Federated Clover Value Fund

Portfolio of Investments

June 30, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 96.9%
		Consumer Discretionary – 10.2%
1,039,500	[1]	Liberty Media Holding Corp., Interactive	17,432,415
355,350	[1]	Liberty Media Holding Corp.	30,471,262
937,018		Time Warner, Inc.	34,079,345
430,900		Wyndham Worldwide Corp.	14,499,785
		TOTAL	96,482,807
		Consumer Staples – 12.5%
1,048,800		CVS Caremark Corp.	39,413,904
210,150	[1]	Energizer Holdings, Inc.	15,206,454
352,115		H.J. Heinz Co.	18,760,687
897,600		Kraft Foods, Inc., Class A	31,622,448
307,830		Walgreen Co.	13,070,462
		TOTAL	118,073,955
		Energy – 12.6%
344,020		Chevron Corp.	35,379,017
982,350		El Paso Corp.	19,843,470
711,500	[1]	Energy XXI (Bermuda) Ltd.	23,636,030
205,550		National-Oilwell, Inc.	16,076,065
349,850	[1]	Newfield Exploration Co.	23,796,797
		TOTAL	118,731,379
		Financials – 18.5%
695,400		Allstate Corp.	21,230,562
299,660	[1]	Citigroup, Inc.	12,477,842
1,802,200		Fifth Third Bancorp	22,978,050
286,850		Health Care REIT, Inc.	15,039,546
651,780		JPMorgan Chase & Co.	26,683,873
530,050		MetLife, Inc.	23,253,294
271,200		RenaissanceRe Holdings Ltd.	18,970,440
1,359,730		U.S. Bancorp	34,686,712
		TOTAL	175,320,319
		Health Care – 13.4%
524,300	[1]	CareFusion Corp.	14,245,231
591,900	[1]	Gilead Sciences, Inc.	24,510,579
712,615		Merck & Co., Inc.	25,148,183
1,661,345		Pfizer, Inc.	34,223,707
555,200		UnitedHealth Group, Inc.	28,637,216
		TOTAL	126,764,916
		Industrials – 8.9%
407,300		Boeing Co.	30,111,689
682,800		General Electric Co.	12,877,608
339,450		Honeywell International, Inc.	20,227,826
203,875		Union Pacific Corp.	21,284,550
		TOTAL	84,501,673
		Information Technology – 5.4%
400,900		Hewlett-Packard Co.	14,592,760
359,300		Oracle Corp.	11,824,563
222,100		Qualcomm, Inc.	12,613,059
1

Shares			Value
334,300		TE Connectivity Ltd.	12,288,868
		TOTAL	51,319,250
		Materials – 6.1%
850,600		Alcoa, Inc.	13,490,516
318,350		Barrick Gold Corp.	14,418,071
286,775		Du Pont (E.I.) de Nemours & Co.	15,500,189
211,500	[1]	Mosaic Co./The	14,324,895
		TOTAL	57,733,671
		Telecommunication Services – 2.9%
494,705		AT&T, Inc.	15,538,684
307,221		Verizon Communications, Inc.	11,437,838
		TOTAL	26,976,522
		Utilities – 6.4%
722,550		CMS Energy Corp.	14,227,010
980,600		CenterPoint Energy, Inc.	18,974,610
481,800		Energen Corp.	27,221,700
		TOTAL	60,423,320
		TOTAL COMMON STOCKS (IDENTIFIED COST $792,863,501)	916,327,812
		MUTUAL FUND – 3.9%
36,550,969	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.12% (AT NET ASSET VALUE)	36,550,969
		TOTAL INVESTMENTS — 100.8% (IDENTIFIED COST $829,414,470)[4]	952,878,781
		OTHER ASSETS AND LIABILITIES - NET — (0.8)%[5]	(7,631,640)
		TOTAL NET ASSETS — 100%	$945,247,141
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At June 30, 2011, the cost of investments for federal tax purposes was $829,414,470. The net unrealized appreciation of investments for federal tax purposes was $123,464,311. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $135,427,006 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,962,695.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

2

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

REIT	— Real Estate Investment Trust
3

Federated Prudent Bear Fund

Portfolio of Investments

June 30, 2011 (unaudited)

Shares, Principal Amount or Units Held			Value
		COMMON STOCKS – 4.4%
		Energy – 0.3%
300,000	[1]	Bankers Petroleum Ltd.	2,140,080
195,000	[1]	Coastal Energy Co.	1,631,655
		TOTAL	3,771,735
		Materials – 4.1%
3,500,000	[1]	Abacus Mining & Exploration Corp.	653,222
32,400		Agnico Eagle Mines Ltd.	2,045,412
65,000	[1]	Allied Nevada Gold Corp.	2,292,136
850,000	[1]	Ampella Mining Ltd.	1,711,261
15,000		Barrick Gold Corp.	679,350
2,428,500	[1]	Benton Resources Corp.	1,787,791
500,000	[1]	Callinan Mines Ltd.	1,757,478
925,000	[1]	Centamin Egypt Ltd.	1,860,646
57,300		Cia de Minas Buenaventura SA, Class B, ADR	2,176,254
175,000	[1]	Corvus Gold, Inc.	103,427
419,396	[1]	Duluth Metals Ltd.	1,034,955
224,998	[1]	East Asia Minerals Corp.	734,868
150,000	[1,2,3]	East Asia Minerals Corp.	489,916
300,000	[1]	Fortuna Silver Mines, Inc.	1,567,733
67,100		Goldcorp, Inc., Class A	3,238,917
175,000	[1]	Golden Predator Corp.	174,193
300,000	[1]	Grayd Resource Corp.	528,799
70,000		IAMGOLD Corp.	1,316,606
70,925	[1]	Imperial Metals Corp.	1,423,721
125,000	[1]	International Tower Hill Mines Ltd.	943,543
675,000	[1]	MacArthur Minerals Ltd.	1,854,684
75,000	[1]	Mag Silver Corp.	749,650
2,800,000	[1]	Magma Metals Ltd.	706,522
1,000,000	[1]	Mansfield Minerals, Inc.	1,814,506
120,000	[1]	Medusa Mining Ltd.	851,775
1,150,000	[1]	Minera Andes, Inc.	2,969,050
200,000	[1]	Mountain Province Diamonds, Inc.	1,090,777
27,600		Newmont Mining Corp.	1,489,572
230,000	[1]	Osisko Mining Corp.	3,574,784
500,000	[1]	Perseus Mining Ltd.	1,409,786
1,521,500	[1]	Radius Gold, Inc.	836,119
27,100		Randgold Resources Ltd., ADR	2,277,755
850,000	[1]	Rockgate Capital Corp.	1,084,037
53,500		Royal Gold, Inc.	3,133,495
27,002	[1]	Silver Wheaton Corp.	891,181
250,000	[1]	Strategic Metals Ltd.	816,527
800,000	[1]	Trevali Mining Corp.	1,235,938
202,000		Yamana Gold, Inc.	2,349,260
		TOTAL	55,655,646
		TOTAL COMMON STOCKS (IDENTIFIED COST $48,440,046)	59,427,381

Shares, Principal Amount or Units Held			Value
		WARRANTS – 0.1%
		Materials – 0.1%
43,500	[1]	Chesapeake Gold Corp., Warrants	158,893
1,050,000	[1]	EMC Metals Corp., Warrants	3
262,500	[1]	Golden Predator Corp., Warrants	0
412,500	[1]	Kootenay Gold, Inc., Warrants	113,927
250,000	[1]	Kootenay Gold, Inc., Warrants	54,953
15,625	[1]	Pan American Silver Corp., Warrants	133,789
56,471	[1]	Pan American Silver Corp., Warrants	484,260
		TOTAL WARRANTS (IDENTIFIED COST $584,764)	945,825
		U.S. Treasury – 89.2%
		U.S. Treasury Bill – 13.1%
$175,000,000	[4,5]	United States Treasury Bill, 0.06%, 7/28/2011	174,999,352
		U.S. Treasury Notes – 76.1%
366,000,000		United States Treasury Note, 1.00%, 10/31/2011	367,143,750
400,000,000		United States Treasury Note, 1.00%, 8/31/2011	400,648,440
250,000,000		United States Treasury Note, 1.00%, 9/30/2011	250,595,700
		TOTAL	1,018,387,890
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,193,328,774)	1,193,387,242
		Purchased PUT Options – 0.4%
15,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $120.00, Expiration Date 12/17/2011 (IDENTIFIED COST $6,098,320)	4,740,000
		MUTUAL FUND – 7.7%
103,407,008	[6,7]	Federated U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.00% (AT NET ASSET VALUE)	103,407,008
		TOTAL INVESTMENTS — 101.8% (IDENTIFIED COST $1,351,858,912)[8]	1,361,907,456
		OTHER ASSETS AND LIABILITIES - NET — (1.8)%[9]	(24,529,519)
		TOTAL NET ASSETS — 100%	$1,337,377,937

SCHEDULE OF SECURITIES SOLD SHORT

Shares		Value
75,000	Adtran, Inc.	$2,903,250
425,000	Advanced Micro Devices, Inc.	2,970,750
100,000	AES Corp.	1,274,000
120,000	Akamai Technologies, Inc.	3,776,400
90,000	Alcoa, Inc.	1,427,400
110,000	Altera Corp.	5,098,500
30,000	American Tower Corp.	1,569,900
1,880,000	Amex Financial Select Standard & Poor Depository Receipt	28,820,400
85,000	Analog Devices, Inc.	3,326,900
130,000	ASML Holding N.V., ADR	4,804,800
385,000	Atmel Corp.	5,416,950
365,000	Au Optronics Corp., Class ADR, ADR	2,511,200
138,000	Avon Products, Inc.	3,864,000
865,000	Bank of America Corp.	9,480,400
135,000	Broadcom Corp.	4,541,400
128,000	C.H. Robinson Worldwide, Inc.	10,091,520
310,000	CA, Inc.	7,080,400
287,000	Campbell Soup Co.	9,915,850
200,000	Carnival Corp.	7,526,000
35,000	CenturyLink, Inc.	1,415,050
840,000	Charles Schwab Corp.	13,818,000
50,000	Chesapeake Energy Corp.	1,484,500
117,650	CIENA Corp.	2,162,407
275,000	Cisco Systems, Inc.	4,292,750
35,000	Citrix Systems, Inc.	2,800,000
60,000	Comcast Corp., Class A	1,520,400
350,000	Corning, Inc.	6,352,500
160,000	Crown Castle International Corp.	6,526,400
410,000	Dell, Inc.	6,834,700
40,000	Edison International	1,550,000
60,000	Expeditors International Washington, Inc.	3,071,400
850,000	Flextronics International Ltd.	5,457,000
1,065,000	Ford Motor Co.	14,686,350
70,000	Gap (The), Inc.	1,267,000
452,000	General Motors Co.	13,722,720
180,000	Genuine Parts Co.	9,792,000
80,000	Goodyear Tire & Rubber Co.	1,341,600
228,000	Hasbro, Inc.	10,016,040
278,576	HSBC Holdings PLC, ADR	13,822,941
100,000	Industrial Select Sect SPDR	3,724,000
260,000	Ingersoll-Rand PLC, Class A	11,806,600
50,000	International Paper Co.	1,491,000
300,000	Jabil Circuit, Inc.	6,060,000
77,000	Johnson Controls, Inc.	3,207,820
145,000	Juniper Networks, Inc.	4,567,500
115,000	KLA-Tencor Corp.	4,655,200
278,000	Kohl's Corp.	13,902,780
107,000	Lam Research Corp.	4,737,960
205,000	LG Display Co. Ltd., ADR	2,880,250
135,000	Linear Technology Corp.	4,457,700
214,000	Manpower, Inc.	11,481,100

Shares		Value
210,000	Masco Corp.	$2,526,300
230,000	Maxim Integrated Products, Inc.	5,878,800
70,000	McGraw-Hill Cos., Inc.	2,933,700
90,000	Microsoft Corp.	2,340,000
187,000	Moody's Corp.	7,171,450
215,000	Northern Trust Corp.	9,881,400
125,000	Novellus Systems, Inc.	4,517,500
363,000	NVIDIA Corp.	5,784,405
420,000	ON Semiconductor Corp.	4,397,400
467,000	Paychex, Inc.	14,346,240
192,000	Penney (J.C.) Co., Inc.	6,631,680
40,000	Red Hat, Inc.	1,836,000
100,000	Research in Motion Ltd.	2,885,000
435,000	Robert Half International, Inc.	11,758,050
12,000	Simon Property Group, Inc.	1,394,760
330,000	SPDR S&P Retail ETF	17,641,800
250,000	Sprint Nextel Corp.	1,347,500
80,000	Staples, Inc.	1,264,000
50,000	Starwood Hotels & Resorts Worldwide, Inc.	2,802,000
330,000	Taiwan Semiconductor Manufacturing Co., ADR	4,161,300
239,000	Target Corp.	11,211,490
566,000	TD Ameritrade Holding Corp.	11,042,660
1,145,000	Tenet Healthcare Corp.	7,144,800
210,000	Texas Instruments, Inc.	6,894,300
60,000	Textron Inc.	1,416,600
20,000	Time Warner Cable, Inc.	1,560,800
375,000	Tyson Foods, Inc., Class A	7,282,500
488,000	Urban Outfitters, Inc.	13,737,200
262,000	Vulcan Materials Co.	10,094,860
260,000	Wal-Mart Stores, Inc.	13,816,400
193,000	Waste Management, Inc.	7,193,110
150,000	Western Digital Corp.	5,457,000
137,000	Whirlpool Corp.	11,140,840
10,000	Wynn Resorts Ltd.	1,435,400
150,000	Xerox Corp.	1,561,500
105,000	Xilinx, Inc.	3,829,350
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $540,733,214)	$537,623,783

At June 30, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[1] NASDAQ 100 Index Short Futures	100	$23,210,000	September 2011	$(974,400)
[1] Russell 2000 Mini Index Short Futures	790	$65,206,600	September 2011	$(3,566,334)
[1] S&P 500 Index Short Futures	1,675	$550,865,625	September 2011	$(18,569,564)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(23,110,298)

Unrealized Depreciation on Futures Contracts and Value of Securities Sold Short are included in “Other Asset and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2011, these restricted securities amounted to $489,916, which represented 0.0% of total net assets.

3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2011, these liquid restricted securities amounted to $489,916, which represented 0.0% of total net assets.
4	Discount rate at time of purchase.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Affiliated holding.
7	7-Day net yield.
8	At June 30, 2011, the cost of investments for federal tax purposes was $1,351,858,912. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, short sales and futures contracts was $10,048,544. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,654,888 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,606,344.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$6,915,203	$ —	$ —	$6,915,203
International	47,832,834	4,679,344	—	52,512,178
Warrants	-	945,825	—	945,825
Purchased Put Options	4,740,000	—	—	4,740,000
Debt Securities:
U.S. Treasury	—	1,193,387,242	—	1,193,387,242
Mutual Fund	103,407,008	—	—	103,407,008
TOTAL SECURITIES	$162,895,045	$1,199,012,411	$ —	$1,361,907,456
OTHER FINANCIAL INSTRUMENTS*	$(560,734,081)	$ —	$ —	$(560,734,081)
*	Other financial instruments include securities sold short and futures contracts.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/ Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date	August 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue

J. Christopher Donahue
Principal Executive Officer

Date	August 23, 2011

By	/S/ Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date	August 23, 2011